Fees Summary	Feb. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,309,000
Previously Paid Amount	0.00
Total Fee Amount	1,272.11
Total Offset Amount	0.00
Net Fee	1,272.11
Narrative - Max Aggregate Offering Price	$ 8,309,000
Final Prospectus	true